Subsequent Events (Details) - USD ($) $ in Thousands	Feb. 15, 2022	Feb. 14, 2022	Jan. 26, 2021
FNS
Percentage of interests acquired			100.00%
Subsequent event | Revolving credit facility
Maximum borrowing capacity	$ 115,000	$ 103,500